Notes to the consolidated cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Non-cash financing activities
Increase in lease liabilities	$ 149	$ 231	$ 168
Increase in lease liabilities, percentage movement from prior period	(35.00%)
Increase in lease liabilities, percentage movement from same period in prior year	(11.00%)
Restricted cash
Restricted cash included in cash and balances with central banks	$ 285	$ 311	$ 295